Goodwill and impairment review of goodwill - Disclosure of goodwill by segment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Upstream
Disclosure of detailed information about intangible assets [line items]
Excess of recoverable amount over carrying amount	$ 53,391	$ 27,705
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	12,204	11,551	$ 11,194
Goodwill | Upstream
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	8,346	7,728
Goodwill | Downstream
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,802	3,758
Goodwill | Downstream | Lubricants
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,692	2,849
Goodwill | Downstream | Other Products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,110	909
Goodwill | Other businesses and corporate
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 56	$ 65